Cash and cash equivalents - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 436,242	$ 61,443	¥ 513,351	$ 72,304	¥ 8,489	¥ 3,665
Restricted usage cash	16,900		0
CHINA
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 400,100		¥ 503,900